Reconciliation of Numerators and Denominators of Basic and Diluted Computations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Basic [Line Items]
Net income available to common stock holders, basic	$ 1,062,000	$ 766,000	$ 931,000	$ 865,000	$ 869,000	$ 660,000	$ 585,000	$ 415,000	$ 3,624,339	$ 2,528,978
Net income available to common stock holders, diluted									$ 3,624,339	$ 2,528,978
Weighted average number of shares outstanding, basic									3,101,411	3,063,251
Effect of dilutive shares:
Restricted stock									23,856	10,438
Weighted average number of shares outstanding, diluted									3,125,267	3,073,689
Basic									$ 1.17	$ 0.83
Diluted									$ 1.16	$ 0.82